UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.8%
Aerospace - 3.5%
BE Aerospace, Inc. (a)	449,760	$37,892,278
Honeywell International, Inc.	1,229,890	116,150,812
Precision Castparts Corp.	846,283	218,239,460

		$372,282,550
Alcoholic Beverages - 1.4%
Constellation Brands, Inc., “A” (a)	582,810	$47,225,092
Diageo PLC	1,723,357	54,210,644
Pernod Ricard S.A.	360,946	42,492,652

		$143,928,388
Apparel Manufacturers - 3.3%
LVMH Moet Hennessy Louis Vuitton S.A.	358,462	$66,721,771
Michael Kors Holdings Ltd. (a)	639,720	62,711,752
NIKE, Inc., “B”	828,678	64,885,487
PVH Corp.	295,295	37,334,147
VF Corp.	1,922,374	112,631,893

		$344,285,050
Automotive - 0.2%
LKQ Corp. (a)	901,750	$25,149,808

Biotechnology - 7.5%
Alexion Pharmaceuticals, Inc. (a)	850,130	$150,302,982
Biogen Idec, Inc. (a)	607,011	206,796,507
Celgene Corp. (a)	741,020	119,118,965
Gilead Sciences, Inc. (a)	2,118,490	175,389,787
Illumina, Inc. (a)	387,550	66,460,950
Regeneron Pharmaceuticals, Inc. (a)	215,830	71,763,475

		$789,832,666
Broadcasting - 5.7%
Discovery Communications, Inc., “A” (a)	1,513,250	$126,083,990
Time Warner, Inc.	1,300,660	87,313,306
Twenty-First Century Fox, Inc.	5,005,910	167,898,221
Viacom, Inc., “B”	825,670	72,436,029
Walt Disney Co.	1,871,580	151,242,380

		$604,973,926
Brokerage & Asset Managers - 3.0%
Affiliated Managers Group, Inc. (a)	471,074	$88,585,466
BlackRock, Inc.	206,855	63,057,678
IntercontinentalExchange Group, Inc.	769,315	160,663,745

		$312,306,889
Business Services - 2.9%
Cognizant Technology Solutions Corp., “A” (a)	1,641,834	$170,849,246
FleetCor Technologies, Inc. (a)	607,950	78,990,944
Verisk Analytics, Inc., “A” (a)	940,560	59,927,780

		$309,767,970
Cable TV - 1.4%
Comcast Corp., “Special A”	2,886,711	$144,032,445

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.5%
Monsanto Co.	1,458,890	$160,507,078

Computer Software - 4.3%
Autodesk, Inc. (a)	1,297,810	$68,083,113
Citrix Systems, Inc. (a)	1,324,154	79,515,448
Oracle Corp.	2,984,916	116,740,065
PTC, Inc. (a)	762,750	29,983,703
Salesforce.com, Inc. (a)	1,851,262	115,463,211
TIBCO Software, Inc. (a)	903,640	19,690,316
VMware, Inc., “A” (a)	304,090	29,207,845

		$458,683,701
Computer Software - Systems - 2.7%
Apple, Inc.	195,646	$102,956,751
EMC Corp.	6,850,881	180,657,732

		$283,614,483
Construction - 0.8%
Sherwin-Williams Co.	439,053	$88,021,345

Consumer Products - 1.0%
Colgate-Palmolive Co.	879,524	$55,260,493
Estee Lauder Cos., Inc., “A”	670,062	46,127,068

		$101,387,561
Consumer Services - 2.1%
Priceline.com, Inc. (a)	161,378	$217,673,102

Electrical Equipment - 2.9%
AMETEK, Inc.	1,891,900	$100,724,754
Danaher Corp.	2,759,005	211,036,292

		$311,761,046
Electronics - 1.3%
Altera Corp.	2,755,090	$100,037,318
Linear Technology Corp.	812,850	38,073,894

		$138,111,212
Energy - Independent - 3.1%
Anadarko Petroleum Corp.	760,230	$63,980,957
Antero Resources Corp. (a)	259,270	15,644,352
Cabot Oil & Gas Corp.	1,544,780	54,067,300
Noble Energy, Inc.	1,027,491	70,650,281
Pioneer Natural Resources Co.	607,294	122,175,407

		$326,518,297
Entertainment - 0.2%
AMC Networks, Inc., “A” (a)	218,370	$16,600,487

Food & Beverages - 1.6%
Groupe Danone	519,452	$36,696,040
Mead Johnson Nutrition Co., “A”	606,981	49,499,301
Mondelez International, Inc.	2,582,920	87,896,768

		$174,092,109

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.7%
CVS Caremark Corp.	1,061,920	$77,668,829

Gaming & Lodging - 3.6%
Las Vegas Sands Corp.	1,569,450	$133,795,613
Marriott International, Inc., “A”	1,177,420	63,851,487
Wynn Resorts Ltd.	751,018	182,114,355

		$379,761,455
General Merchandise - 0.8%
Costco Wholesale Corp.	721,648	$84,288,486

Insurance - 0.4%
MetLife, Inc.	831,640	$42,139,199

Internet - 9.4%
eBay, Inc. (a)	2,342,010	$137,639,928
Facebook, Inc., “A” (a)	2,979,780	203,995,739
Google, Inc., “A” (a)	448,463	545,174,046
LinkedIn Corp., “A” (a)	324,615	66,234,445
Twitter, Inc. (a)(l)	182,400	10,015,584
Yahoo!, Inc. (a)	683,330	26,424,371

		$989,484,113
Machinery & Tools - 2.1%
Colfax Corp. (a)	385,500	$27,420,615
Cummins, Inc.	509,189	74,300,859
Joy Global, Inc.	483,248	26,578,640
Roper Industries, Inc.	690,607	93,660,121

		$221,960,235
Major Banks - 0.6%
Morgan Stanley	2,119,540	$65,281,832

Medical & Health Technology & Services - 2.4%
Catamaran Corp. (a)	726,480	$32,749,718
Cerner Corp. (a)	1,207,310	74,092,615
Express Scripts Holding Co. (a)	1,929,239	145,290,989

		$252,133,322
Medical Equipment - 3.6%
Cooper Cos., Inc.	154,764	$19,842,292
Covidien PLC	1,666,468	119,902,373
Thermo Fisher Scientific, Inc.	1,899,907	236,614,418

		$376,359,083
Network & Telecom - 1.4%
Qualcomm, Inc.	2,043,319	$153,841,488

Oil Services - 0.6%
Cameron International Corp. (a)	1,080,460	$69,214,268

Other Banks & Diversified Financials - 5.5%
American Express Co.	1,339,040	$122,227,571
MasterCard, Inc., “A”	2,553,925	198,491,051

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Visa, Inc., “A”	1,157,607	$261,549,726

		$582,268,348
Pharmaceuticals - 5.3%
Actavis PLC (a)	712,120	$157,250,338
Bristol-Myers Squibb Co.	2,596,680	139,623,484
Forest Laboratories, Inc. (a)	438,810	42,814,692
Perrigo Co. PLC	511,649	84,135,562
Valeant Pharmaceuticals International, Inc. (a)	688,780	99,776,671
Zoetis, Inc.	1,098,870	34,086,947

		$557,687,694
Railroad & Shipping - 0.8%
Kansas City Southern Co.	335,223	$31,484,144
Union Pacific Corp.	270,473	48,787,920

		$80,272,064
Restaurants - 1.3%
Starbucks Corp.	983,070	$69,758,647
YUM! Brands, Inc.	893,872	66,218,038

		$135,976,685
Specialty Chemicals - 0.6%
Airgas, Inc.	565,210	$60,929,638

Specialty Stores - 4.5%
Amazon.com, Inc. (a)	369,111	$133,655,093
AutoZone, Inc. (a)	94,302	50,775,969
Ross Stores, Inc.	1,761,744	128,254,963
Tiffany & Co.	579,060	53,997,345
TJX Cos., Inc.	1,178,850	72,452,121
Tractor Supply Co.	543,074	38,319,301

		$477,454,792
Telecommunications - Wireless - 1.9%
American Tower Corp., REIT	2,416,964	$196,910,057

Tobacco - 0.4%
Philip Morris International, Inc.	564,530	$45,676,122

Trucking - 0.5%
Expeditors International of Washington, Inc.	1,263,539	$49,922,426
Total Common Stocks		$10,222,760,249

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	357,669,530	$357,669,530

Collateral for Securities Loaned - 0.1%
Merrill Lynch Pierce Fenner & Smith Inc. Repurchase Agreement, 0.04%, dated 2/28/2014, due 3/03/2014, total to be received $7,627,716 (secured by U.S. Treasury and Federal Agency obligations valued at $7,780,238 in an individually traded account), at Cost and Value	$7,627,683	$7,627,683
Total Investments		$10,588,057,462

Other Assets, Less Liabilities - (0.3)%		(27,794,021)
Net Assets - 100.0%		$10,560,263,441

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$10,222,760,249	$—	$—	$10,222,760,249
Short Term Securities	—	7,627,683	—	7,627,683
Mutual Funds	357,669,530	—	—	357,669,530
Total Investments	$10,580,429,779	$7,627,683	$—	$10,588,057,462

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,159,055,667
Gross unrealized appreciation	3,444,223,624
Gross unrealized depreciation	(15,221,829)
Net unrealized appreciation (depreciation)	$3,429,001,795

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	230,807,699	411,226,863	(284,365,032)	357,669,530

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$58,735	$357,669,530

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.